Financial instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2021 and December 31, 2020.

	June 30, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	37	—	37
Long-term financial investments measured at FVPL	—	—	10	—	10
Long-term receivables from customers	—	—	—	113	113
Deferred compensation assets(1)	148	—	—	—	148
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	148	—	47	173	368
Current financial assets
Money market funds	445	—	—	—	445
Current portion of long-term financial investments measured at FVPL(2)	—	—	5	—	5
Current portion of long-term receivables from customers(2)	—	—	—	105	105
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	30	30
Other receivables, security deposits and current assets(2)	—	—	—	62	62
VAT receivables(2)	—	—	—	67	67
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	445	3	5	264	717
Financial assets at fair value and amortized cost or cost	593	3	52	437	1,085
Financial liabilities
Contingent consideration liabilities	—	—	(149)	—	(149)
Non-current financial debt	—	—	—	(3,986)	(3,986)
Current financial debt	—	—	—	(132)	(132)
Derivative financial instruments	—	(4)	—	—	(4)
Financial liabilities at fair value and amortized cost	—	(4)	(149)	(4,118)	(4,271)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, 2030, and 2049 notes recorded in Non-current financial debt with a fair value of $2,906 million and a carrying value of $2,726 million as of June 30, 2021. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	28	—	28
Long-term financial investments measured at FVPL	—	—	12	—	12
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	137	—	—	—	137
Non-current minimum lease payments from finance lease agreements	—	—	—	39	39
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	137	—	40	178	355
Current financial assets
Money market funds	625	—	—	—	625
Current portion of long-term financial investments measured at FVPL(2)	—	—	12	—	12
Current portion of long-term receivables from customers(2)	—	—	—	107	107
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	29	29
Other receivables, security deposits and current assets(2)	—	—	—	88	88
VAT receivables(2)	—	—	—	72	72
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	625	3	12	296	936
Financial assets at fair value and amortized cost or cost	762	3	52	474	1,291
Financial liabilities
Contingent consideration liabilities	—	—	(157)	—	(157)
Non-current financial debt	—	—	—	(3,949)	(3,949)
Current financial debt	—	—	—	(162)	(162)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(157)	(4,111)	(4,275)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, 2030, and 2049 notes recorded in Non-current financial debt with a fair value of $3,036 million and a carrying value of $2,726 million as of December 31, 2020. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2021	2020	2021	2020
Balance as of January 1	28	31	24	61
Additions	9	—	—	—
(Loss) recognized in consolidated statement of comprehensive income/(loss)	—	(10)	—	—
Unrealized (losses)/gains in consolidated income statement	—	—	(1)	3
Amortization	—	—	(8)	(23)
Balance as of June 30	37	21	15	41

Disclosure of fair value measurement of liabilities
The below tables summarize financial assets and liabilities measured at fair value on a recurring basis or at amortized cost or cost as of June 30, 2021 and December 31, 2020.

	June 30, 2021
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	37	—	37
Long-term financial investments measured at FVPL	—	—	10	—	10
Long-term receivables from customers	—	—	—	113	113
Deferred compensation assets(1)	148	—	—	—	148
Non-current minimum lease payments from finance lease agreements	—	—	—	38	38
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	148	—	47	173	368
Current financial assets
Money market funds	445	—	—	—	445
Current portion of long-term financial investments measured at FVPL(2)	—	—	5	—	5
Current portion of long-term receivables from customers(2)	—	—	—	105	105
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	30	30
Other receivables, security deposits and current assets(2)	—	—	—	62	62
VAT receivables(2)	—	—	—	67	67
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	445	3	5	264	717
Financial assets at fair value and amortized cost or cost	593	3	52	437	1,085
Financial liabilities
Contingent consideration liabilities	—	—	(149)	—	(149)
Non-current financial debt	—	—	—	(3,986)	(3,986)
Current financial debt	—	—	—	(132)	(132)
Derivative financial instruments	—	(4)	—	—	(4)
Financial liabilities at fair value and amortized cost	—	(4)	(149)	(4,118)	(4,271)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, 2030, and 2049 notes recorded in Non-current financial debt with a fair value of $2,906 million and a carrying value of $2,726 million as of June 30, 2021. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.

	December 31, 2020
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(3)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	28	—	28
Long-term financial investments measured at FVPL	—	—	12	—	12
Long-term receivables from customers	—	—	—	117	117
Deferred compensation assets(1)	137	—	—	—	137
Non-current minimum lease payments from finance lease agreements	—	—	—	39	39
Long-term loans, advances and security deposits	—	—	—	22	22
Non-current financial assets	137	—	40	178	355
Current financial assets
Money market funds	625	—	—	—	625
Current portion of long-term financial investments measured at FVPL(2)	—	—	12	—	12
Current portion of long-term receivables from customers(2)	—	—	—	107	107
Current portion of minimum lease payments from finance lease agreements(2)	—	—	—	29	29
Other receivables, security deposits and current assets(2)	—	—	—	88	88
VAT receivables(2)	—	—	—	72	72
Derivative financial instruments(2)	—	3	—	—	3
Current financial assets	625	3	12	296	936
Financial assets at fair value and amortized cost or cost	762	3	52	474	1,291
Financial liabilities
Contingent consideration liabilities	—	—	(157)	—	(157)
Non-current financial debt	—	—	—	(3,949)	(3,949)
Current financial debt	—	—	—	(162)	(162)
Derivative financial instruments	—	(7)	—	—	(7)
Financial liabilities at fair value and amortized cost	—	(7)	(157)	(4,111)	(4,275)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
(3)    The carrying amount is a reasonable approximation of fair value, with the exception of Series 2026, 2029, 2030, and 2049 notes recorded in Non-current financial debt with a fair value of $3,036 million and a carrying value of $2,726 million as of December 31, 2020. The fair value of notes was determined using Level 2 inputs. The notes were valued using the quoted market price for such notes, which have low trading volumes.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2021	2020
Balance as of January 1	(157)	(243)
Accretion for passage of time	(7)	(9)
Adjustments for changes in assumptions	—	40
Payments	15	20
Balance as of June 30	(149)	(192)